CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	73	0
Preferred Stock, shares outstanding	73	0	0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	495,000,000	495,000,000	495,000,000
Common Stock, shares issued	28,989,829	18,933,139	12,992,195
Common Stock, shares outstanding	28,989,829	18,933,139	12,992,195